Business combinations (Details 5) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Acquisition date fair value	$ 50,927
Payments	(160)
Remeasurement	(18,834)
Net	31,933
Acquisition liability contingent consideration [Member]
Acquisition date fair value	33,237
Payments	(160)
Remeasurement	(9,013)
Net	24,064
Acquisition liability note [Member]
Acquisition date fair value	5,625
Payments	0
Remeasurement	87
Net	5,712
Acquisition liability warrant consideration [Member]
Acquisition date fair value	12,065
Payments	0
Remeasurement	(9,908)
Net	$ 2,157